Summary of Significant Accounting Policies (Assets and Liabilities of VIEs Established to Develop and Lease Real Estate) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Variable Interest Entity [Line Items]
Current assets	¥ 4,957,228		¥ 4,861,011
Property, plant and equipment	9,801,470		9,839,688
Investments and other assets	5,943,729		5,584,250		¥ 5,103,092
Current liabilities	3,721,688		3,676,824
Long-term liabilities	5,902,657		5,657,407
VIEs established to develop and lease real estate
Variable Interest Entity [Line Items]
Current assets	29,821	[1],[2]	19,581	[3],[4]
Property, plant and equipment	188,854	[1],[2]	194,942	[3],[4]
Investments and other assets	2,489	[1],[2]	2,353	[3],[4]
Current liabilities	3,502	[1],[2]	2,756	[3],[4]
Long-term liabilities	¥ 80,986	[1],[2]	¥ 91,305	[3],[4]

[1]	"Current portion of long-term debt" and "Long-term debt (excluding current portion)" above are secured by the VIEs' land and buildings totaling ¥238,280 million.
[2]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included "Land" totaling ¥133,913 million, "Current portion of long-term debt" totaling ¥825 million and "Long-term debt" totaling ¥51,791 million, respectively.
[3]	"Current portion of long-term debt" and "Long-term debt (excluding current portion)" above are secured by the VIEs' land and buildings totaling ¥243,769 million.
[4]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included "Land" totaling ¥135,677 million, "Current portion of long-term debt" totaling ¥1,013 million and "Long-term debt" totaling ¥59,288 million, respectively.